Accounts receivable - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable from contract with customers	$ 5,364,156	$ 191,031	$ 4,452,904
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable from contract with customers	$ 5,365,776		$ 4,454,255	$ 4,745,693
Bottom of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	90 days